Financial Instruments (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($) shares	Dec. 31, 2019 MXN ($) $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Financial Instruments
Principal amount		$ 122,378,292,000
UHI | Warrants issued by UHI
Financial Instruments
Principal amount	$ 1,125
Warrants exercisable for UHI's common stock | shares	4,858,485
Warrants exercised | shares	267,532
Stock spot price | $ / shares		$ 390	$ 387	$ 402
Expected volatility rate		40.00%	36.00%	32.00%
Minimum | Temporary investments
Financial Instruments
Maturity period		3 months
Minimum | UHI | Warrants issued by UHI
Financial Instruments
Equity stake	7.80%
Minimum | UHI | Warrants issued by UHI | Weighted average cost of capital
Financial Instruments
Weighted average cost of capital		8
Exit multiple		8
Maximum | Temporary investments
Financial Instruments
Maturity period		1 year
Maximum | UHI | Warrants issued by UHI
Financial Instruments
Equity stake	10.00%
Maximum | UHI | Warrants issued by UHI | Weighted average cost of capital
Financial Instruments
Weighted average cost of capital		9
Exit multiple		9